Income Tax And Social Contribution - Summary of changes In Deferred Asset And Liability Income Tax And Social Contribution (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining balance, asset	R$ 398,400	R$ 344,153
Beginning balance, liability	(431,534)	(422,369)
Ending balance, asset	374,448	398,400
Ending balance, liability	(450,561)	(431,534)
Effect on profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	(67,136)	52,384
Increase decrease in deferred tax liability	12,817	4,914
Reserve for grant of options and restricted shares [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	44,844	12,167
Effect on other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	(31,881)	26,916
Exchange variation on other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	30,221	39
Increase decrease in deferred tax liability	R$ (31,844)	(51,338)
Contribution liability and asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset		(37,259)
Increase decrease in deferred tax liability		R$ 37,259